Capital Management - Schedule of Stock Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended												12 Months Ended
	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Dividends [Abstract]
Total Number of Shares Purchased (in shares)	0.0	0.0	0.0	0.0	0.0	0.0	1.1	1.0	0.0	1.5	0.9	0.0	17.0	12.5
Average Price Paid per Share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 36.39	$ 35.26	$ 0	$ 31.41	$ 31.43	$ 0
Maximum Dollar Value of Shares That May Yet be Purchased Under the Program (US$)	$ 300.0	$ 300.0	$ 300.0	$ 300.0	$ 300.0	$ 0.0	$ 0.0	$ 39.2	$ 74.8	$ 74.8	$ 72.3	$ 99.8	$ 300.0